Annual Total Returns [BarChart] - LVIP Wellington SMID Cap Value Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	(9.32%)
2012	24.12%
2013	34.15%
2014	8.29%
2015	(1.52%)
2016	13.07%
2017	13.43%
2018	(14.53%)
2019	30.59%
2020	1.77%